Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs (2)(3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	TSR (4)	Peer Group TSR (4)	Net Income (Loss) (in millions)	Revenue Growth (5)
Year	$	$	$	$	$	$	$	%
2023	12,042,285	6,461,230	3,887,222	2,335,843	65.71	118.87	(334.6)	24%
2022	20,212,141	739,598	6,838,043	3,457,925	73.82	113.65	(443.3)	49%
2021	15,315,579	(30,500,547)	6,176,702	(4,953,682)	151.12	126.45	(704.5)	195%
2020	8,536,036	112,741,937	3,401,688	22,645,622	325.41	126.42	(268.9)	277%

Company Selected Measure Name	Revenue growth
Named Executive Officers, Footnote	Samantha (Ying) Du has been the CEO of the Company since 2014.The Non-CEO NEOs included the following executives by year: 2023: Yajing Chen, Rafael Amado, Harald Reinhart, Josh Smiley, and Billy Cho;
2022: Billy Cho, Rafael Amado, Harald Reinhart, Alan Bart Sandler, and Josh Smiley;
2021: Billy Cho, F. Ty Edmondson, Harald Reinhart, and Alan Bart Sandler; and
	2020: Billy Cho, F. Ty Edmondson, Alan Bart Sandler, and Tao Fu.
Peer Group Issuers, Footnote	The TSR peer group consists of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 12,042,285	$ 20,212,141	$ 15,315,579	$ 8,536,036
PEO Actually Paid Compensation Amount	$ 6,461,230	739,598	(30,500,547)	112,741,937
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023
	Samantha (Ying) Du	Average Non-CEO NEOs
	$	$
Total Compensation from Summary Compensation Table	12,042,285	3,887,222
Adjustments for Equity Awards*
Adjustment for grant date values in the Summary Compensation Table	(10,343,463)	(2,879,951)
Year-end fair value of unvested awards granted in the current year	7,756,321	1,764,936
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(3,048,258)	(558,020)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	54,345	(56,045)
Forfeitures during current year equal to prior year-end fair value	—	(272,288)
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Incremental fair value resulting from modifications of stock options and RSUs not reflected in the other columns	—	449,989
Total Adjustments for Equity Awards	(5,581,055)	(1,551,379)
Compensation Actually Paid (as calculated)	6,461,230	2,335,843
*Adjustments are calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,887,222	6,838,043	6,176,702	3,401,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,335,843	3,457,925	(4,953,682)	22,645,622
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023
	Samantha (Ying) Du	Average Non-CEO NEOs
	$	$
Total Compensation from Summary Compensation Table	12,042,285	3,887,222
Adjustments for Equity Awards*
Adjustment for grant date values in the Summary Compensation Table	(10,343,463)	(2,879,951)
Year-end fair value of unvested awards granted in the current year	7,756,321	1,764,936
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(3,048,258)	(558,020)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	54,345	(56,045)
Forfeitures during current year equal to prior year-end fair value	—	(272,288)
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Incremental fair value resulting from modifications of stock options and RSUs not reflected in the other columns	—	449,989
Total Adjustments for Equity Awards	(5,581,055)	(1,551,379)
Compensation Actually Paid (as calculated)	6,461,230	2,335,843
*Adjustments are calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Revenue Growth

Total Shareholder Return Vs Peer Group
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group

Tabular List, Table	•Revenue growth •Product revenues •Year-end cash and cash equivalents
Total Shareholder Return Amount	$ 65.71	73.82	151.12	325.41
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (334,600,000)	$ (443,300,000)	$ (704,500,000)	$ (268,900,000)
Company Selected Measure Amount	0.24	0.49	1.95	2.77
PEO Name	Samantha (Ying) Du
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100, and the reinvestment of all dividends are assumed.Revenue growth is calculated as follows: (total revenues from our audited annual consolidated statements of operations for the current year - total revenues from our audited annual consolidated statements of operations for the prior year) / total revenues from our audited annual consolidated statements of operations for the prior year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name	Product revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Year-end cash and cash equivalents
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,581,055)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,343,463)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,756,321
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,048,258)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,345
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value Adjustment For Modifications Of Stock Options And Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,551,379)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,879,951)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,764,936
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,020)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,045)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,288)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value Adjustment For Modifications Of Stock Options And Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 449,989